VictoryShares US Large Cap High Div Volatility Wtd ETF Average Annual Total Returns	12 Months Ended	18 Months Ended	30 Months Ended	39 Months Ended	60 Months Ended	102 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.13%		24.11%	14.42%	14.76%	14.97%	14.82%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		15.38%		11.33%			10.53%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.44%				11.92%			11.16%
VictoryShares US Large Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.00%				11.48%			10.75%
VictoryShares US Large Cap High Div Volatility Wtd ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.12%				10.60%			9.89%
VictoryShares US Large Cap High Div Volatility Wtd ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.91%				9.03%			8.68%